NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS -Financing activities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Reconciliation of liabilities arising from financing activities
As at beginning of year	¥ 127,490,796
Net cash generated from operating activities	2,891,414
Net cash flows from/(used in) investing activities	2,522,314
Proceeds from gold leasing arrangement	7,804,083
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	3,478,550
Repayments of medium-term notes and short-term bonds	(16,300,000)
Repayments of gold leasing arrangement	(4,000,000)
Drawdown of short-term and long-term bank and other loans	83,523,749
Repayments of short-term and long-term bank and other loans	(78,673,459)
Proceeds from finance lease, net of deposit and transaction costs	1,000,036
Capital elements of finance lease rental payment	(2,462,250)
Dividends paid by subsidiaries to non-controlling shareholders	2,446
Amortization of unrecognized finance expenses and interest expense	414,723
Interest paid	(262,105)
Net cash (used in)/ generated from financing activities	(5,474,227)
Net foreign exchange differences	76,889
As at end of year	127,507,186
Financial liabilities at fair value through profit or loss
Reconciliation of liabilities arising from financing activities
As at beginning of year	3,575
Net cash flows from/(used in) investing activities	85,851
As at end of year	89,426
Trade and notes payables
Reconciliation of liabilities arising from financing activities
As at beginning of year	11,342,870
Net cash generated from operating activities	1,511,909
Net cash flows from/(used in) investing activities	(530,457)
Net foreign exchange differences	(2,352)
As at end of year	12,321,970
Financial liabilities included in other current payables and accrued expenses
Reconciliation of liabilities arising from financing activities
As at beginning of year	9,572,490
Net cash generated from operating activities	1,379,505
Net cash flows from/(used in) investing activities	640,157
Dividends paid by subsidiaries to non-controlling shareholders	2,446
Interest paid	(262,105)
Reclassification	(36,690)
Net cash (used in)/ generated from financing activities	(296,349)
Net foreign exchange differences	(11,347)
As at end of year	11,284,456
Financial liabilities included in other non-current liabilities
Reconciliation of liabilities arising from financing activities
As at beginning of year	789,720
Net cash flows from/(used in) investing activities	(73,701)
Amortization of unrecognized finance expenses and interest expense	16,352
Reclassification	36,690
Net cash (used in)/ generated from financing activities	53,042
As at end of year	769,061
Interest bearing loans and borrowings
Reconciliation of liabilities arising from financing activities
As at beginning of year	105,782,141
Net cash flows from/(used in) investing activities	2,400,464
Proceeds from gold leasing arrangement	7,804,083
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	3,478,550
Repayments of medium-term notes and short-term bonds	(16,300,000)
Repayments of gold leasing arrangement	(4,000,000)
Drawdown of short-term and long-term bank and other loans	83,523,749
Repayments of short-term and long-term bank and other loans	(78,673,459)
Proceeds from finance lease, net of deposit and transaction costs	1,000,036
Capital elements of finance lease rental payment	(2,462,250)
Amortization of unrecognized finance expenses and interest expense	398,371
Net cash (used in)/ generated from financing activities	(5,230,920)
Net foreign exchange differences	90,588
As at end of year	¥ 103,042,273